Voya Multi-Manager Mid Cap Value Fund Average Annual Total Returns - Class I Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Russell Midcap® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.07%	8.59%	8.10%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.77%	7.38%	7.01%
Performance Inception Date		Oct. 03, 2011
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.61%	5.23%	4.51%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.93%	5.42%	4.95%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.